Commodity Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Derivatives on the Consolidated Statements of Operations [Abstract]
Total gain (loss) on unsettled derivatives					$ (43,063)	$ (361,290)
Total gain (loss) on settled derivatives					706,073	(489,084)
Net gain (loss) on derivatives	$ 948,001	$ 889,479	$ (2,631,474)	$ 804,408	$ 663,010	$ (850,374)